SUMMARY OF SUBSIDIARY INFORMATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Jul. 03, 2019
Huahui Group Stock Limited [Member]
Date of incorporation	May 17, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%	100.00%	100.00%
Principal activities	Holding company	Investment holding
Huahui Group Co., Limited [Member]
Date of incorporation	May 29, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Investment holding
Huahui Group (HK) Co., Limited [Member]
Date of incorporation	Jan. 04, 2017
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Investment holding
Date of acquisition	Apr. 20, 2018
Huahui (Shenzhen) Education Management Co., Limited [Member]
Date of incorporation	Mar. 28, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Investment holding
Date of acquisition	Apr. 20, 2018
Shenzhen Huahui Shangxing Education Consulting Co., Limited [Member]
Date of incorporation	Jan. 05, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Investment holding
Date of acquisition	May 04, 2018
Zhongdehui (Shenzhen) Education Development Co., Limited [Member]
Date of incorporation	Jan. 19, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Educational services
Date of acquisition	Jun. 27, 2018
Huahui Technology (HK) Co., Limited [Member]
Date of incorporation	Mar. 25, 2020
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Holding company	Investment holding
Huahui (Shenzhen) Education Technology Co., Ltd ("HETC") [Member]
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Huahui Jinming (Shenzhen) Education Technology Co., Limited ("JMET") [Member]
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Shenzhen Huahui Media Technology Co., Ltd.("HHMT") [Member]
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Zhongdehui (Guangzhou) Education Consulting Co., Limited ("GZZDH") [Member]
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Zhongdehui (Shenyang) Education Consulting Co., Limited ("SYZDH") [Member]
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Huahui Shenzhen Education Technology Co Ltd [Member]
Date of incorporation	Jul. 08, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Huahui Jinming Shenzhen Education Technology Co Limited [Member]
Date of incorporation	Jul. 08, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Shenzhen Huahui Media Technology Co Ltd [Member]
Date of incorporation	Aug. 25, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Event planning and production; business planning
Zhongdehui Guangzhou Education Consulting Co Limited [Member]
Date of incorporation	Dec. 28, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Zhongdehui Shenyang Education Consulting Co Limited [Member]
Date of incorporation	Dec. 29, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Shenzhen Jiarui Media Co Limited [Member]
Date of incorporation	Jun. 04, 2021
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Conference and exhibition planning
Shangdong Yult Big Data Technology Co Limited [Member]
Date of incorporation	Dec. 14, 2021
Place of incorporation	PRC
Percentage of legal ownership by the Company	80.00%
Principal activities	Investment holding
Zhongdehui Ji Nan Education Consulting Co Limited [Member]
Date of incorporation	Apr. 14, 2022
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Huahui Group Stock Limited [Member]
Date of incorporation		May 17, 2017
Place of incorporation		Seychelles
Huahui Group Co., Limited [Member]
Date of incorporation		May 29, 2017
Place of incorporation		Seychelles
Huahui Group (HK) Co., Limited [Member]
Date of incorporation		Jan. 04, 2017
Place of incorporation		Hong Kong
Date of acquisition		Apr. 20, 2018
Huahui (Shenzhen) Education Management Co., Limited [Member]
Date of incorporation		Mar. 28, 2017
Place of incorporation		PRC
Date of acquisition		Apr. 20, 2018
Shenzhen Huahui Shangxing Education Consulting Co., Limited [Member]
Date of incorporation		Jan. 05, 2018
Place of incorporation		PRC
Date of acquisition		May 04, 2018
Zhongdehui (Shenzhen) Education Development Co., Limited [Member]
Date of incorporation		Jan. 19, 2016
Place of incorporation		PRC
Date of acquisition		Jun. 27, 2018
Huahui Technology (HK) Co., Limited [Member]
Date of incorporation		Mar. 25, 2020
Place of incorporation		Hong Kong
Huahui (Shenzhen) Education Technology Co., Ltd ("HETC") [Member]
Date of incorporation		Jul. 08, 2020
Place of incorporation		PRC
Huahui Jinming (Shenzhen) Education Technology Co., Limited ("JMET") [Member]
Date of incorporation		Jul. 08, 2020
Place of incorporation		PRC
Shenzhen Huahui Media Technology Co., Ltd.("HHMT") [Member]
Date of incorporation		Aug. 25, 2020
Place of incorporation		PRC
Zhongdehui (Guangzhou) Education Consulting Co., Limited ("GZZDH") [Member]
Date of incorporation		Dec. 28, 2020
Place of incorporation		PRC
Zhongdehui (Shenyang) Education Consulting Co., Limited ("SYZDH") [Member]
Date of incorporation		Dec. 29, 2020
Place of incorporation		PRC